Notes to the consolidated statements of income - Share buy-back program & Treasury stock (Details) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended										4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	May 31, 2018	Sep. 30, 2019	May 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Jun. 14, 2019	Dec. 31, 2017
Treasury stock
Maximum number of repurchase share (in shares)																12,000,000
Ancillary transaction costs													€ 660,000
Value of treasury shares held	€ 239,105							€ 50,993			€ 239,105		239,105		€ 50,993
Value of shares repurchased													€ 457,908	€ 37,221
Treasury Stock
Treasury stock
Maximum number of repurchase share (in shares)	9,002,999										9,002,999		9,002,999
Average price per share, at date	€ 59.82							€ 51.00			€ 59.82		€ 59.82		€ 51.00		€ 65.63
Average price paid per repurchased share, during period	€ 59.67	€ 57.53	€ 66.77	€ 67.11	€ 72.97	€ 72.83	€ 69.86		€ 86.14	€ 86.69	€ 62.77	€ 71.55			€ 86.37
Average price per retired share, during period				€ 71.55				€ 87.23
Number of treasury shares held	3,996,952							999,951			3,996,952		3,996,952		999,951		1,659,951
Number of shares repurchased	627,466	835,208	1,029,655	504,672	147,558	1,993,974	1,629,240		257,726	173,274	2,997,001	3,770,772	6,767,773	431,000	431,000
Number of shares retired				3,770,772				1,091,000					3,770,772
Value of treasury shares held	€ 239,105							€ 50,993			€ 239,105		€ 239,105		€ 50,993		€ 108,931
Value of shares repurchased	€ 37,444	€ 48,050	€ 68,748	€ 33,870	€ 10,766	€ 145,214	€ 113,816		€ 22,201	€ 15,020	€ 188,112	€ 269,796	457,908	€ 37,221	€ 37,221
Value of shares retired				€ 269,796				€ 95,159					269,796
Repurchase of shares fees, net of taxes													€ 11	€ 8